Leases (Details) - Dec. 31, 2022 - Operating Lease [Member]	CNY (¥)	USD ($)
Leases (Details) [Line Items]
Operating lease liabilities,current	¥ 1,696	$ 246
Operating lease liabilities,non current	¥ 4,789	$ 694